Equity Compensation Plan - Summary of Nonvested Restricted Shares (Detail) - $ / shares							12 Months Ended
	Sep. 18, 2025	Sep. 12, 2025	Sep. 16, 2024	Apr. 23, 2024	May 24, 2023	Feb. 21, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Granted, Number of restricted shares					449,000
Granted, Weighted average grant date fair value per non-vested share					$ 3.11
Non Vested Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Non-vested, Beginning balance, Number of restricted shares							1,383,747	1,117,000	171,872
Granted, Number of restricted shares	185,500	165,800	300,000	525,247		284,000	351,300	825,247	1,566,000
Vested, Number of restricted shares							(968,624)	(558,500)	(620,872)
Forfeited, Number of restricted shares							(5,000)
Non-vested, Ending balance, Number of restricted shares							761,424	1,383,747	1,117,000
Non-vested, Beginning balance, Weighted average grant date fair value per non-vested share							$ 4.51	$ 5.52	$ 2.99
Granted, Weighted average grant date fair value per non-vested share	$ 7.11	$ 7.3	$ 6.89	$ 6.01		$ 2.85	7.2	6.33	4.83
Vested, Weighted average grant date fair value per non-vested share							5.86	5.52	5.8
Forfeited, Weighted average grant date fair value per non-vested share							6.01
Non-vested, Ending balance, Weighted average grant date fair value per non-vested share							$ 6.73	$ 4.51	$ 5.52